Credit Facilities - Schedule of Principle Payments on Credit Agreement (Details) - Line of Credit	12 Months Ended
	Dec. 31, 2020 USD ($) numbreOfAcres	Dec. 31, 2019 USD ($)
Maturities of Long-term Debt [Abstract]
2021	$ 0
2022	0
2023	35,500,000
2024	0
2025	0
Thereafter	35,995,000
Long-term line of credit, gross	71,495,000	$ 35,995,000
JP Morgan | Secured Credit Facility
Maturities of Long-term Debt [Abstract]
Long-term line of credit, gross	$ 35,500,000	$ 0
Number of extensions | numbreOfAcres	2
Term of extension (in years)	1 year